UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Tax Managed Stock Fund - Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	15	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	24	Notes to the financial statements.
Proxy Voting Results	32
Board Approval of	33
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis-
sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Refer-
ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold-
ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)
Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding — of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long-term success. The right mix of stocks, bonds and cash —aligned to your particular risk tolerance and investment objective — is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities — which historically have been the best performing asset class over time — is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle — investing regularly — can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy — known as dollar cost averaging — also reduces unconstruc-tive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$1,000.00	$1,112.70	$6.55
HypotheticalA	$1,000.00	$1,018.60	$6.26
Class T
Actual	$1,000.00	$1,113.00	$7.86
HypotheticalA	$1,000.00	$1,017.36	$7.50
Class B
Actual	$1,000.00	$1,109.10	$10.46
HypotheticalA	$1,000.00	$1,014.88	$9.99
Class C
Actual	$1,000.00	$1,109.10	$10.46
HypotheticalA	$1,000.00	$1,014.88	$9.99
Institutional Class
Actual	$1,000.00	$1,114.90	$5.24
HypotheticalA	$1,000.00	$1,019.84	$5.01

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Altria Group, Inc.	3.2	1.2
Bank of America Corp.	3.0	3.1
S&P Depositary Receipts Trust unit Series 1	2.5	2.8
Hewlett-Packard Co.	2.4	2.4
Amgen, Inc.	2.3	0.0
JCPenney Co., Inc.	2.3	2.2
Countrywide Financial Corp.	2.2	2.0
ConocoPhillips	2.2	2.7
Valero Energy Corp.	2.1	2.7
TXU Corp.	2.1	2.5
	24.3
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	17.4	20.9
Information Technology	16.6	11.8
Consumer Discretionary	14.2	14.0
Energy	11.5	13.3
Industrials	11.3	14.7

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 97.3%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 14.2%
Auto Components – 0.5%
BorgWarner, Inc.	1,100	$66,803
TRW Automotive Holdings Corp. (a)	2,200	48,796
		115,599
Distributors – 0.5%
Building Material Holding Corp.	3,200	106,944
Diversified Consumer Services – 0.3%
Alderwoods Group, Inc. (a)	1,200	22,872
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	1,900	56,981
		79,853
Hotels, Restaurants & Leisure – 3.2%
Domino’s Pizza, Inc.	1,800	47,394
Isle of Capri Casinos, Inc. (a)	3,600	112,320
McDonald’s Corp.	13,000	449,410
Pinnacle Entertainment, Inc. (a)	2,000	54,600
Vail Resorts, Inc. (a)	1,900	71,440
		735,164
Household Durables – 2.7%
Beazer Homes USA, Inc.	1,300	74,919
D.R. Horton, Inc.	2,000	60,040
KB Home	3,200	197,024
Lennar Corp. Class A	800	43,944
Pulte Homes, Inc.	4,700	175,545
Standard Pacific Corp.	1,800	57,078
		608,550
Internet & Catalog Retail – 0.4%
NutriSystem, Inc. (a)	1,400	95,004
Multiline Retail – 4.4%
Family Dollar Stores, Inc.	2,200	55,000
JCPenney Co., Inc.	7,900	517,134
Nordstrom, Inc.	11,000	421,630
		993,764
Specialty Retail – 1.4%
Circuit City Stores, Inc.	2,200	63,250
Dress Barn, Inc. (a)	3,600	91,044
RONA, Inc. (a)	2,400	49,503
Sports Authority, Inc. (a)	1,500	55,740
The Pantry, Inc. (a)	900	59,571
		319,108

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – 0.8%
VF Corp.	1,900	$116,261
Warnaco Group, Inc. (a)	2,500	55,700
		171,961

TOTAL CONSUMER DISCRETIONARY		3,225,947

CONSUMER STAPLES – 5.8%
Food & Staples Retailing – 1.9%
Kroger Co.	10,600	214,756
Safeway, Inc.	9,100	228,683
		443,439
Household Products – 0.2%
Spectrum Brands, Inc. (a)	2,800	46,340
Tobacco – 3.7%
Altria Group, Inc.	9,900	724,281
Loews Corp. – Carolina Group	2,200	112,728
		837,009

TOTAL CONSUMER STAPLES		1,326,788

ENERGY – 11.5%
Energy Equipment & Services – 1.0%
Atwood Oceanics, Inc. (a)	1,200	64,020
Lone Star Technologies, Inc. (a)	1,200	63,612
Maverick Tube Corp. (a)	2,000	108,840
		236,472
Oil, Gas & Consumable Fuels – 10.5%
Amerada Hess Corp.	3,200	458,464
Apache Corp.	800	56,832
ConocoPhillips	7,384	493,990
Devon Energy Corp.	1,500	90,165
Giant Industries, Inc. (a)	1,900	136,572
Marathon Oil Corp.	3,200	253,952
OMI Corp.	7,300	140,744
Overseas Shipholding Group, Inc.	1,200	58,596
Quicksilver Resources, Inc. (a)	2,000	82,880

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks – continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Tesoro Corp.	1,700	$118,864
Valero Energy Corp.	7,440	481,666
		2,372,725

TOTAL ENERGY		2,609,197

FINANCIALS – 17.4%
Capital Markets – 1.3%
Lehman Brothers Holdings, Inc.	1,900	287,185
Commercial Banks – 3.0%
Bank of America Corp.	13,800	688,896
Consumer Finance – 0.5%
CompuCredit Corp. (a)	3,100	123,845
Diversified Financial Services – 1.0%
CIT Group, Inc.	4,100	221,441
Insurance – 6.9%
ACE Ltd.	3,900	216,606
Allstate Corp.	2,400	135,576
American Equity Investment Life Holding Co.	4,400	59,664
Hartford Financial Services Group, Inc.	3,600	330,948
MetLife, Inc.	5,500	286,550
Platinum Underwriters Holdings Ltd.	1,500	41,355
The St. Paul Travelers Companies, Inc.	9,400	413,882
W.R. Berkley Corp.	2,175	81,389
		1,565,970
Thrifts & Mortgage Finance – 4.7%
Countrywide Financial Corp.	12,198	495,971
Fannie Mae	4,300	217,580
FirstFed Financial Corp., Delaware (a)	900	56,601
Fremont General Corp.	2,200	48,928
MGIC Investment Corp.	1,700	120,190
Radian Group, Inc.	1,900	119,168
		1,058,438

TOTAL FINANCIALS		3,945,775

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (Note 1)

HEALTH CARE – 9.9%
Biotechnology – 2.8%
Amgen, Inc. (a)	7,700	$521,290
Biogen Idec, Inc. (a)	2,400	107,640
		628,930
Health Care Equipment & Supplies – 1.4%
Baxter International, Inc.	5,200	196,040
Becton, Dickinson & Co.	1,800	113,472
		309,512
Health Care Providers & Services – 2.3%
CIGNA Corp.	4,100	438,700
Health Net, Inc. (a)	2,200	89,540
		528,240
Pharmaceuticals – 3.4%
Alpharma, Inc. Class A	1,700	44,625
King Pharmaceuticals, Inc. (a)	6,400	111,296
Merck & Co., Inc.	13,200	454,344
Pfizer, Inc.	6,600	167,178
		777,443

TOTAL HEALTH CARE		2,244,125

INDUSTRIALS – 11.3%
Aerospace & Defense – 1.4%
AAR Corp. (a)	4,100	109,388
Ceradyne, Inc. (a)	2,000	106,000
Raytheon Co.	2,300	101,821
		317,209
Airlines – 0.8%
AMR Corp. (a)	4,700	115,808
Continental Airlines, Inc. Class B (a)	2,800	72,912
		188,720
Building Products – 0.5%
Masco Corp.	3,500	111,650
Commercial Services & Supplies – 1.2%
Kforce, Inc. (a)	4,100	57,605
Manpower, Inc.	1,000	65,150
The Geo Group, Inc. (a)	2,000	71,680
West Corp. (a)	1,600	74,112
		268,547

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks – continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Electrical Equipment – 0.2%
Energy Conversion Devices, Inc. (a)	1,100	$55,011
Industrial Conglomerates – 1.6%
Tyco International Ltd.	11,000	289,850
Walter Industries, Inc.	1,000	66,330
		356,180
Machinery – 4.3%
AGCO Corp. (a)	3,000	71,010
Cummins, Inc.	2,400	250,800
Deere & Co.	4,100	359,898
FreightCar America, Inc.	800	53,520
Ingersoll-Rand Co. Ltd. Class A	2,600	113,750
PACCAR, Inc.	1,100	79,123
Terex Corp. (a)	700	60,585
		988,686
Road & Rail – 0.8%
Con-way, Inc.	1,100	61,292
P.A.M. Transportation Services, Inc. (a)	3,000	81,000
YRC Worldwide, Inc. (a)	1,000	42,000
		184,292
Trading Companies & Distributors – 0.5%
BlueLinx Corp.	3,700	56,055
UAP Holding Corp.	2,500	51,650
		107,705

TOTAL INDUSTRIALS		2,578,000

INFORMATION TECHNOLOGY – 16.6%
Communications Equipment – 1.8%
Motorola, Inc.	18,900	403,515
Computers & Peripherals – 8.2%
Apple Computer, Inc. (a)	3,900	274,521
Hewlett-Packard Co.	16,800	545,496
International Business Machines Corp.	5,500	452,870
Komag, Inc. (a)	2,800	117,712
Seagate Technology	4,000	106,240
Western Digital Corp. (a)	17,300	363,992
		1,860,831
Electronic Equipment & Instruments – 0.6%
Arrow Electronics, Inc. (a)	1,800	65,160

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Avnet, Inc. (a)	1,700	$44,455
Global Imaging Systems, Inc. (a)	400	14,940
Photon Dynamics, Inc. (a)	300	5,715
		130,270
Internet Software & Services – 2.1%
Digital River, Inc. (a)	1,500	65,310
Google, Inc. Class A (sub. vtg.) (a)	1,000	417,940
		483,250
IT Services – 0.7%
Accenture Ltd. Class A	3,400	98,838
Ceridian Corp. (a)	2,300	55,729
		154,567
Semiconductors & Semiconductor Equipment – 1.8%
Atmel Corp. (a)	13,400	70,216
Conexant Systems, Inc. (a)	18,400	65,136
Lam Research Corp. (a)	4,900	239,512
SiRF Technology Holdings, Inc. (a)	1,400	47,810
		422,674
Software – 1.4%
Informatica Corp. (a)	3,800	58,406
McAfee, Inc. (a)	9,800	255,682
		314,088

TOTAL INFORMATION TECHNOLOGY		3,769,195

MATERIALS – 4.6%
Chemicals – 1.4%
Arch Chemicals, Inc.	1,900	55,974
Ashland, Inc.	2,200	144,804
Eastman Chemical Co.	2,000	108,700
		309,478
Containers & Packaging – 0.2%
Owens-Illinois, Inc. (a)	3,100	56,668
Metals & Mining – 3.0%
Allegheny Technologies, Inc.	1,300	90,142
Carpenter Technology Corp.	600	71,370
IPSCO, Inc.	1,700	175,444
Phelps Dodge Corp.	800	68,952
Quanex Corp.	1,200	51,312

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks – continued
	Shares	Value (Note 1)

MATERIALS – continued
Metals & Mining – continued
Reliance Steel & Aluminum Co.	1,200	$106,740
United States Steel Corp.	1,800	123,300
		687,260

TOTAL MATERIALS		1,053,406

TELECOMMUNICATION SERVICES – 2.1%
Wireless Telecommunication Services – 2.1%
Sprint Nextel Corp.	19,005	471,324
UTILITIES – 3.9%
Electric Utilities – 0.5%
Edison International	2,900	117,189
Gas Utilities – 0.3%
SEMCO Energy, Inc. (a)	9,300	50,220
Independent Power Producers & Energy Traders – 2.7%
AES Corp. (a)	8,600	145,942
TXU Corp.	9,500	471,485
		617,427
Multi-Utilities – 0.4%
CMS Energy Corp. (a)	6,800	90,576

TOTAL UTILITIES		875,412

TOTAL COMMON STOCKS
(Cost $18,630,400)		22,099,169

Investment Companies — 2.5%

S&P Depositary Receipts Trust unit Series 1
(Cost $551,017)	4,250	558,748

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) - continued

Money Market Funds — 1.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)
(Cost $325,248)	325,248	$325,248
TOTAL INVESTMENT PORTFOLIO – 101.2%
(Cost $19,506,665)		22,983,165

NET OTHER ASSETS – (1.2)%		(265,433)
NET ASSETS – 100%		$22,717,732

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,941
Income Tax Information
At October 31, 2005, the fund had a
capital loss carryforward of approximately
$92,607 all of which will expire on
October 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value — See accompanying
schedule:
Unaffiliated issuers (cost $19,181,417)	$22,657,917
Affiliated Central Funds (cost $325,248)	325,248
Total Investments (cost $19,506,665)		$22,983,165
Receivable for investments sold		79,853
Receivable for fund shares sold		19,596
Dividends receivable		6,551
Interest receivable		720
Prepaid expenses		44
Receivable from investment adviser for expense
reductions		2,019
Other receivables		1,328
Total assets		23,093,276

Liabilities
Payable for investments purchased	$324,126
Accrued management fee	10,525
Distribution fees payable	11,397
Other affiliated payables	5,158
Other payables and accrued expenses	24,338
Total liabilities		375,544

Net Assets		$22,717,732
Net Assets consist of:
Paid in capital		$18,915,199
Accumulated net investment loss		(56,402)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		382,435
Net unrealized appreciation (depreciation) on
investments		3,476,500
Net Assets		$22,717,732

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($7,043,485 ÷ 548,423 shares)	$12.84
Maximum offering price per share (100/94.25 of $12.84)	$13.62
Class T:
Net Asset Value and redemption price per share
($5,892,767 ÷ 463,810 shares)	$12.71
Maximum offering price per share (100/96.50 of $12.71)	$13.17
Class B:
Net Asset Value and offering price per share
($4,045,720 ÷ 326,198 shares)A	$12.40
Class C:
Net Asset Value and offering price per share
($5,033,627 ÷ 405,879 shares)A	$12.40

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($702,133 ÷ 54,030 shares)	$13.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income

Dividends		$100,368
Interest		93
Income from affiliated Central Funds		4,941
Total income		105,402

Expenses
Management fee	$57,991
Transfer agent fees	24,808
Distribution fees	64,395
Accounting fees and expenses	4,216
Independent trustees’ compensation	39
Custodian fees and expenses	6,177
Registration fees	23,188
Audit	21,253
Legal	1,068
Miscellaneous	2,809
Total expenses before reductions	205,944
Expense reductions	(42,775)	163,169

Net investment income (loss)		(57,767)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	494,167
Foreign currency transactions	59
Total net realized gain (loss)		494,226
Change in net unrealized appreciation (depreciation) on
investment securities		1,602,038
Net gain (loss)		2,096,264
Net increase (decrease) in net assets resulting from
operations		$2,038,497

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(57,767)	$(66,699)
Net realized gain (loss)	494,226	787,255
Change in net unrealized appreciation (depreciation) .	1,602,038	1,327,407
Net increase (decrease) in net assets resulting
from operations	2,038,497	2,047,963
Share transactions -- net increase (decrease)	3,584,667	3,989,791
Total increase (decrease) in net assets	5,623,164	6,037,754

Net Assets
Beginning of period	17,094,568	11,056,814
End of period (including accumulated net investment
loss of $56,402 and undistributed net investment
income of $1,365, respectively)	$22,717,732	$17,094,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights — Class A

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value,
beginning of period	$11.54	$9.71	$9.04	$7.70	$9.36	$10.00
Income from Investment
Operations
Net investment income
(loss)E	(.01)	—H	(.03)	(.01)	(.04)	—H
Net realized and unre-
alized gain (loss)	1.31	1.83	.70	1.35	(1.62)	(.64)
Total from investment
operations	1.30	1.83	.67	1.34	(1.66)	(.64)
Net asset value, end of
period	$12.84	$11.54	9.71	$9.04	$7.70	$9.36
Total ReturnB,C,D	11.27%	18.85%	7.41%	17.40%	(17.74)%	(6.40)%
Ratios to Average Net AssetsG
Expenses before
reductions	1.64%A	1.99%	2.47%	2.94%	3.77%	8.02%A
Expenses net of fee
waivers, if any	1.25%A	1.30%	1.50%	1.50%	1.69%	1.75%A
Expenses net of all
reductions	1.22%A	1.24%	1.44%	1.46%	1.66%	1.69%A
Net investment income
(loss)	(.18)%A	(.04)%	(.26)%	(.07)%	(.45)%	(.26)%A
Supplemental Data
Net assets, end of
period (000 omitted)	$7,043	$3,593	$1,486	$1,281	1,563	918
Portfolio turnover rate	204%A	235%	234%	143%	147%	101%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 5, 2001 (commencement of operations) to October 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Highlights — Class T

	Six months ended
	April 30,2006			Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value,
beginning of period	$11.42	$9.63	$8.99	$7.68	$9.36	$10.00
Income from Investment
Operations
Net investment income
(loss)E	(.03)	(.03)	(.05)	(.03)	(.06)	(.01)
Net realized and unre-
alized gain (loss)	1.32	1.82	.69	1.34	(1.62)	(.63)
Total from investment
operations	1.29	1.79	.64	1.31	(1.68)	(.64)
Net asset value, end of
period	$12.71	$11.42	$9.63	$8.99	$7.68	$9.36
Total ReturnB,C,D	11.30%	18.59%	7.12%	17.06%	(17.95)%	(6.40)%
Ratios to Average Net AssetsG
Expenses before
reductions	1.91%A	2.27%	2.73%	3.24%	4.05%	8.22%A
Expenses net of fee
waivers, if any	1.50%A	1.56%	1.75%	1.75%	1.94%	2.00%A
Expenses net of all
reductions	1.47%A	1.50%	1.69%	1.71%	1.91%	1.94%A
Net investment income
(loss)	(.44)%A	(.30)%	(.52)%	(.32)%	(.71)%	(.51)%A
Supplemental Data
Net assets, end of
period (000 omitted)	$5,893	$5,364	$3,505	$3,544	$2,815	$914
Portfolio turnover rate	204%A	235%	234%	143%	147%	101%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 5, 2001 (commencement of operations) to October 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights — Class B

	Six months ended
	April 30, 2006			Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value,
beginning of period	$11.18	$9.48	$8.90	$7.64	$9.35	$10.00
Income from Investment
Operations
Net investment income
(loss)E	(.06)	(.09)	(.09)	(.07)	(.10)	(.02)
Net realized and unre-
alized gain (loss)	1.28	1.79	.67	1.33	(1.61)	(.63)
Total from investment
operations	1.22	1.70	.58	1.26	(1.71)	(.65)
Net asset value, end of
period	$12.40	$11.18	$9.48	$8.90	$7.64	$9.35
Total ReturnB,C,D	10.91%	17.93%	6.52%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net AssetsG
Expenses before
reductions	2.38%A	2.76%	3.23%	3.74%	4.57%	8.76%A
Expenses net of fee
waivers, if any	2.00%A	2.06%	2.25%	2.25%	2.44%	2.50%A
Expenses net of all
reductions	1.97%A	2.01%	2.19%	2.22%	2.41%	2.44%A
Net investment income
(loss)	(.94)%A	(.80)%	(1.01)%	(.82)%	(1.20)%	(1.01)%A
Supplemental Data
Net assets, end of
period (000 omitted)	$4,046	$3,443	$2,915	$2,452	$1,683	$827
Portfolio turnover rate	204%A	235%	234%	143%	147%	101%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 5, 2001 (commencement of operations) to October 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights — Class C

	Six months ended
	Arpil 30, 2006			Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value,
beginning of period	$11.18	$9.48	$8.90	$7.64	$9.35	$10.00
Income from Investment
Operations
Net investment income
(loss)E	(.06)	(.09)	(.09)	(.07)	(.11)	(.02)
Net realized and unre-
alized gain (loss)	1.28	1.79	.67	1.33	(1.60)	(.63)
Total from investment
operations	1.22	1.70	.58	1.26	(1.71)	(.65)
Net asset value, end of
period	$12.40	$11.18	$9.48	$8.90	$7.64	$9.35
Total ReturnB,C,D	10.91%	17.93%	6.52%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net AssetsG
Expenses before
reductions	2.36%A	2.75%	3.22%	3.72%	4.55%	8.71%A
Expenses net of fee
waivers, if any	2.00%A	2.05%	2.25%	2.25%	2.45%	2.50%A
Expenses net of all
reductions	1.97%A	2.00%	2.19%	2.22%	2.42%	2.45%A
Net investment income
(loss)	(.94)%A	(.80)%	(1.01)%	(.83)%	(1.21)%	(1.03)%A
Supplemental Data
Net assets, end of
period (000 omitted)	$5,034	$4,227	$3,002	$2,506	$2,104	$1,321
Portfolio turnover rate	204%A	235%	234%	143%	147%	101%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 5, 2001 (commencement of operations) to October 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Financial Highlights — Institutional Class

	Six months ended
	April 30, 2006			Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001E
Selected Per-Share Data
Net asset value,
beginning of period	$11.66	$9.79	$9.09	$7.73	$9.37	$10.00
Income from Investment
Operations
Net investment income
(loss)D	—G	.03	—G	.01	(.02)	—G
Net realized and unre-
alized gain (loss)	1.34	1.84	.70	1.35	(1.62)	(.63)
Total from investment
operations	1.34	1.87	.70	1.36	(1.64)	(.63)
Net asset value, end of
period	$13.00	$11.66	$9.79	$9.09	$7.73	$9.37
Total ReturnB,C	11.49%	19.10%	7.70%	17.59%	(17.50)%	(6.30)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.36%A	1.70%	2.18%	2.71%	3.54%	7.70%A
Expenses net of fee
waivers, if any	1.00%A	1.03%	1.25%	1.25%	1.45%	1.50%A
Expenses net of all
reductions	97%A	.98%	1.19%	1.22%	1.42%	1.43%A
Net investment income
(loss)	06%A	.22%	(.01)%	.17%	(.21)%	—%A
Supplemental Data
Net assets, end of
period (000 omitted)	$702	$467	$150	$139	$752	$756
Portfolio turnover rate	204%A	235%	234%	143%	147%	101%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period September 5, 2001 (commencement of operations) to October 31, 2001.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of

Semiannual Report

24

1. Significant Accounting Policies - continued
Security Valuation - continued

the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned.

25 Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued
Investment Transactions and Income - continued

Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$3,810,260
Unrealized depreciation	(414,235)
Net unrealized appreciation (depreciation)	$3,396,025
Cost for federal income tax purposes	$19,587,140

Semiannual Report

26

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $24,067,448 and $20,659,377, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling

27 Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued
Distribution and Service Plan - continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$6,956	$230
Class T	25%	.25%	14,004	2,357
Class B	75%	.25%	19,638	15,893
Class C	75%	.25%	23,797	10,001

			$64,395	$28,481

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$13,730
Class T	1,674
Class B*	725
Class C*	480
$16,609

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

Semiannual Report

28

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

		% of
		Average
	Amount	Net Assets
Class A	$7,002	.25*
Class T	7,239	.26*
Class B	4,655	.24*
Class C	5,255	.22*
Institutional Class	657	.22*

	$24,808
* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $868 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $29 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

29 Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.25%	$11,002
Class T	1.50%	11,495
Class B	2.00%	7,505
Class C	2.00%	8,612
Institutional Class	1.00%	1,054

		$39,668

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,107 for the period.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

30

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	303,257	175,656	$3,746,891	$2,003,926
Shares redeemed	(66,274)	(17,214)	(818,311)	(190,968)
Net increase (decrease) .	236,983	158,442	$2,928,580	$1,812,958
Class T
Shares sold	145,389	141,183	$1,779,418	$1,563,023
Shares redeemed	(151,435)	(35,147)	(1,837,179)	(386,846)
Net increase (decrease) .	(6,046)	106,036	$(57,761)	$1,176,177
Class B
Shares sold	51,418	53,938	$612,702	$589,782
Shares redeemed	(33,176)	(53,395)	(404,499)	(549,273)
Net increase (decrease) .	18,242	543	$208,203	$40,509
Class C
Shares sold	100,825	112,322	$1,219,431	$1,202,269
Shares redeemed	(73,084)	(50,755)	(888,540)	(523,627)
Net increase (decrease) .	27,741	61,567	$330,891	$678,642
Institutional Class
Shares sold	21,383	24,784	$266,471	$281,681
Shares redeemed	(7,451)	(16)	(91,717)	(176)
Net increase (decrease) .	13,932	24,768	$174,754	$281,505

31 Semiannual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	38,526,495.68	96.662
Withheld	1,330,367.98	3.338
TOTAL	39,856,863.66	100.000
Albert R. Gamper, Jr.
Affirmative	38,549,116.67	96.719
Withheld	1,307,746.99	3.281
TOTAL	39,856,863.66	100.000
Robert M. Gates
Affirmative	38,444,121.58	96.455
Withheld	1,412,742.08	3.545
TOTAL	39,856,863.66	100.000
George H. Heilmeier
Affirmative	38,215,635.07	95.882
Withheld	1,641,228.59	4.118
TOTAL	39,856,863.66	100.000
Edward C. Johnson 3d
Affirmative	38,083,133.54	95.550
Withheld	1,773,730.12	4.450
TOTAL	39,856,863.66	100.000
Stephen P. Jonas
Affirmative	38,512,288.88	96.626
Withheld	1,344,574.78	3.374
TOTAL	39,856,863.66	100.000
Marie L. Knowles
Affirmative	38,395,290.24	96.333
Withheld	1,461,573.42	3.667
TOTAL	39,856,863.66	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	38,552,082.98	96.726
Withheld	1,304,780.68	3.274
TOTAL	39,856,863.66	100.000

William O. McCoy
Affirmative	38,027,830.17	95.411
Withheld	1,829,033.49	4.589
TOTAL	39,856,863.66	100.000

Robert L. Reynolds
Affirmative	38,563,323.47	96.755
Withheld	1,293,540.19	3.245
TOTAL	39,856,863.66	100.000

Cornelia M. Small
Affirmative	38,536,118.98	96.686
Withheld	1,320,744.68	3.314
TOTAL	39,856,863.66	100.000

William S. Stavropoulos
Affirmative	37,932,993.11	95.173
Withheld	1,923,870.55	4.827
TOTAL	39,856,863.66	100.000

Kenneth L. Wolfe
Affirmative	38,211,813.38	95.873
Withheld	1,645,050.28	4.127
TOTAL	39,856,863.66	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report 32

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Tax Managed Stock Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

33 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

34

35 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub-Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank and Trust Company
Quincy, MA

ATMS-USAN-0606 1.784907.103

Fidelity® Advisor Tax Managed Stock Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	15	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	24	Notes to the financial statements.
Proxy Voting Results	32
Board Approval of	33
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis-
sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Refer-
ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold-
ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson)
Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding — of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long-term success. The right mix of stocks, bonds and cash —aligned to your particular risk tolerance and investment objective — is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities — which historically have been the best performing asset class over time — is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle — investing regularly — can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy — known as dollar cost averaging — also reduces unconstruc-tive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$1,000.00	$1,112.70	$6.55
HypotheticalA	$1,000.00	$1,018.60	$6.26
Class T
Actual	$1,000.00	$1,113.00	$7.86
HypotheticalA	$1,000.00	$1,017.36	$7.50
Class B
Actual	$1,000.00	$1,109.10	$10.46
HypotheticalA	$1,000.00	$1,014.88	$9.99
Class C
Actual	$1,000.00	$1,109.10	$10.46
HypotheticalA	$1,000.00	$1,014.88	$9.99
Institutional Class
Actual	$1,000.00	$1,114.90	$5.24
HypotheticalA	$1,000.00	$1,019.84	$5.01

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Altria Group, Inc.	3.2	1.2
Bank of America Corp.	3.0	3.1
S&P Depositary Receipts Trust unit Series 1	2.5	2.8
Hewlett-Packard Co.	2.4	2.4
Amgen, Inc.	2.3	0.0
JCPenney Co., Inc.	2.3	2.2
Countrywide Financial Corp.	2.2	2.0
ConocoPhillips	2.2	2.7
Valero Energy Corp.	2.1	2.7
TXU Corp.	2.1	2.5
	24.3
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	17.4	20.9
Information Technology	16.6	11.8
Consumer Discretionary	14.2	14.0
Energy	11.5	13.3
Industrials	11.3	14.7

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 97.3%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 14.2%
Auto Components – 0.5%
BorgWarner, Inc.	1,100	$66,803
TRW Automotive Holdings Corp. (a)	2,200	48,796
		115,599
Distributors – 0.5%
Building Material Holding Corp.	3,200	106,944
Diversified Consumer Services – 0.3%
Alderwoods Group, Inc. (a)	1,200	22,872
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	1,900	56,981
		79,853
Hotels, Restaurants & Leisure – 3.2%
Domino’s Pizza, Inc.	1,800	47,394
Isle of Capri Casinos, Inc. (a)	3,600	112,320
McDonald’s Corp.	13,000	449,410
Pinnacle Entertainment, Inc. (a)	2,000	54,600
Vail Resorts, Inc. (a)	1,900	71,440
		735,164
Household Durables – 2.7%
Beazer Homes USA, Inc.	1,300	74,919
D.R. Horton, Inc.	2,000	60,040
KB Home	3,200	197,024
Lennar Corp. Class A	800	43,944
Pulte Homes, Inc.	4,700	175,545
Standard Pacific Corp.	1,800	57,078
		608,550
Internet & Catalog Retail – 0.4%
NutriSystem, Inc. (a)	1,400	95,004
Multiline Retail – 4.4%
Family Dollar Stores, Inc.	2,200	55,000
JCPenney Co., Inc.	7,900	517,134
Nordstrom, Inc.	11,000	421,630
		993,764
Specialty Retail – 1.4%
Circuit City Stores, Inc.	2,200	63,250
Dress Barn, Inc. (a)	3,600	91,044
RONA, Inc. (a)	2,400	49,503
Sports Authority, Inc. (a)	1,500	55,740
The Pantry, Inc. (a)	900	59,571
		319,108

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – 0.8%
VF Corp.	1,900	$116,261
Warnaco Group, Inc. (a)	2,500	55,700
		171,961

TOTAL CONSUMER DISCRETIONARY		3,225,947

CONSUMER STAPLES – 5.8%
Food & Staples Retailing – 1.9%
Kroger Co.	10,600	214,756
Safeway, Inc.	9,100	228,683
		443,439
Household Products – 0.2%
Spectrum Brands, Inc. (a)	2,800	46,340
Tobacco – 3.7%
Altria Group, Inc.	9,900	724,281
Loews Corp. – Carolina Group	2,200	112,728
		837,009

TOTAL CONSUMER STAPLES		1,326,788

ENERGY – 11.5%
Energy Equipment & Services – 1.0%
Atwood Oceanics, Inc. (a)	1,200	64,020
Lone Star Technologies, Inc. (a)	1,200	63,612
Maverick Tube Corp. (a)	2,000	108,840
		236,472
Oil, Gas & Consumable Fuels – 10.5%
Amerada Hess Corp.	3,200	458,464
Apache Corp.	800	56,832
ConocoPhillips	7,384	493,990
Devon Energy Corp.	1,500	90,165
Giant Industries, Inc. (a)	1,900	136,572
Marathon Oil Corp.	3,200	253,952
OMI Corp.	7,300	140,744
Overseas Shipholding Group, Inc.	1,200	58,596
Quicksilver Resources, Inc. (a)	2,000	82,880

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks – continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Tesoro Corp.	1,700	$118,864
Valero Energy Corp.	7,440	481,666
		2,372,725

TOTAL ENERGY		2,609,197

FINANCIALS – 17.4%
Capital Markets – 1.3%
Lehman Brothers Holdings, Inc.	1,900	287,185
Commercial Banks – 3.0%
Bank of America Corp.	13,800	688,896
Consumer Finance – 0.5%
CompuCredit Corp. (a)	3,100	123,845
Diversified Financial Services – 1.0%
CIT Group, Inc.	4,100	221,441
Insurance – 6.9%
ACE Ltd.	3,900	216,606
Allstate Corp.	2,400	135,576
American Equity Investment Life Holding Co.	4,400	59,664
Hartford Financial Services Group, Inc.	3,600	330,948
MetLife, Inc.	5,500	286,550
Platinum Underwriters Holdings Ltd.	1,500	41,355
The St. Paul Travelers Companies, Inc.	9,400	413,882
W.R. Berkley Corp.	2,175	81,389
		1,565,970
Thrifts & Mortgage Finance – 4.7%
Countrywide Financial Corp.	12,198	495,971
Fannie Mae	4,300	217,580
FirstFed Financial Corp., Delaware (a)	900	56,601
Fremont General Corp.	2,200	48,928
MGIC Investment Corp.	1,700	120,190
Radian Group, Inc.	1,900	119,168
		1,058,438

TOTAL FINANCIALS		3,945,775

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (Note 1)

HEALTH CARE – 9.9%
Biotechnology – 2.8%
Amgen, Inc. (a)	7,700	$521,290
Biogen Idec, Inc. (a)	2,400	107,640
		628,930
Health Care Equipment & Supplies – 1.4%
Baxter International, Inc.	5,200	196,040
Becton, Dickinson & Co.	1,800	113,472
		309,512
Health Care Providers & Services – 2.3%
CIGNA Corp.	4,100	438,700
Health Net, Inc. (a)	2,200	89,540
		528,240
Pharmaceuticals – 3.4%
Alpharma, Inc. Class A	1,700	44,625
King Pharmaceuticals, Inc. (a)	6,400	111,296
Merck & Co., Inc.	13,200	454,344
Pfizer, Inc.	6,600	167,178
		777,443

TOTAL HEALTH CARE		2,244,125

INDUSTRIALS – 11.3%
Aerospace & Defense – 1.4%
AAR Corp. (a)	4,100	109,388
Ceradyne, Inc. (a)	2,000	106,000
Raytheon Co.	2,300	101,821
		317,209
Airlines – 0.8%
AMR Corp. (a)	4,700	115,808
Continental Airlines, Inc. Class B (a)	2,800	72,912
		188,720
Building Products – 0.5%
Masco Corp.	3,500	111,650
Commercial Services & Supplies – 1.2%
Kforce, Inc. (a)	4,100	57,605
Manpower, Inc.	1,000	65,150
The Geo Group, Inc. (a)	2,000	71,680
West Corp. (a)	1,600	74,112
		268,547

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks – continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Electrical Equipment – 0.2%
Energy Conversion Devices, Inc. (a)	1,100	$55,011
Industrial Conglomerates – 1.6%
Tyco International Ltd.	11,000	289,850
Walter Industries, Inc.	1,000	66,330
		356,180
Machinery – 4.3%
AGCO Corp. (a)	3,000	71,010
Cummins, Inc.	2,400	250,800
Deere & Co.	4,100	359,898
FreightCar America, Inc.	800	53,520
Ingersoll-Rand Co. Ltd. Class A	2,600	113,750
PACCAR, Inc.	1,100	79,123
Terex Corp. (a)	700	60,585
		988,686
Road & Rail – 0.8%
Con-way, Inc.	1,100	61,292
P.A.M. Transportation Services, Inc. (a)	3,000	81,000
YRC Worldwide, Inc. (a)	1,000	42,000
		184,292
Trading Companies & Distributors – 0.5%
BlueLinx Corp.	3,700	56,055
UAP Holding Corp.	2,500	51,650
		107,705

TOTAL INDUSTRIALS		2,578,000

INFORMATION TECHNOLOGY – 16.6%
Communications Equipment – 1.8%
Motorola, Inc.	18,900	403,515
Computers & Peripherals – 8.2%
Apple Computer, Inc. (a)	3,900	274,521
Hewlett-Packard Co.	16,800	545,496
International Business Machines Corp.	5,500	452,870
Komag, Inc. (a)	2,800	117,712
Seagate Technology	4,000	106,240
Western Digital Corp. (a)	17,300	363,992
		1,860,831
Electronic Equipment & Instruments – 0.6%
Arrow Electronics, Inc. (a)	1,800	65,160

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Avnet, Inc. (a)	1,700	$44,455
Global Imaging Systems, Inc. (a)	400	14,940
Photon Dynamics, Inc. (a)	300	5,715
		130,270
Internet Software & Services – 2.1%
Digital River, Inc. (a)	1,500	65,310
Google, Inc. Class A (sub. vtg.) (a)	1,000	417,940
		483,250
IT Services – 0.7%
Accenture Ltd. Class A	3,400	98,838
Ceridian Corp. (a)	2,300	55,729
		154,567
Semiconductors & Semiconductor Equipment – 1.8%
Atmel Corp. (a)	13,400	70,216
Conexant Systems, Inc. (a)	18,400	65,136
Lam Research Corp. (a)	4,900	239,512
SiRF Technology Holdings, Inc. (a)	1,400	47,810
		422,674
Software – 1.4%
Informatica Corp. (a)	3,800	58,406
McAfee, Inc. (a)	9,800	255,682
		314,088

TOTAL INFORMATION TECHNOLOGY		3,769,195

MATERIALS – 4.6%
Chemicals – 1.4%
Arch Chemicals, Inc.	1,900	55,974
Ashland, Inc.	2,200	144,804
Eastman Chemical Co.	2,000	108,700
		309,478
Containers & Packaging – 0.2%
Owens-Illinois, Inc. (a)	3,100	56,668
Metals & Mining – 3.0%
Allegheny Technologies, Inc.	1,300	90,142
Carpenter Technology Corp.	600	71,370
IPSCO, Inc.	1,700	175,444
Phelps Dodge Corp.	800	68,952
Quanex Corp.	1,200	51,312

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks – continued
	Shares	Value (Note 1)

MATERIALS – continued
Metals & Mining – continued
Reliance Steel & Aluminum Co.	1,200	$106,740
United States Steel Corp.	1,800	123,300
		687,260

TOTAL MATERIALS		1,053,406

TELECOMMUNICATION SERVICES – 2.1%
Wireless Telecommunication Services – 2.1%
Sprint Nextel Corp.	19,005	471,324
UTILITIES – 3.9%
Electric Utilities – 0.5%
Edison International	2,900	117,189
Gas Utilities – 0.3%
SEMCO Energy, Inc. (a)	9,300	50,220
Independent Power Producers & Energy Traders – 2.7%
AES Corp. (a)	8,600	145,942
TXU Corp.	9,500	471,485
		617,427
Multi-Utilities – 0.4%
CMS Energy Corp. (a)	6,800	90,576

TOTAL UTILITIES		875,412

TOTAL COMMON STOCKS
(Cost $18,630,400)		22,099,169

Investment Companies — 2.5%

S&P Depositary Receipts Trust unit Series 1
(Cost $551,017)	4,250	558,748

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) - continued

Money Market Funds — 1.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)
(Cost $325,248)	325,248	$325,248
TOTAL INVESTMENT PORTFOLIO – 101.2%
(Cost $19,506,665)		22,983,165

NET OTHER ASSETS – (1.2)%		(265,433)
NET ASSETS – 100%		$22,717,732

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,941
Income Tax Information
At October 31, 2005, the fund had a
capital loss carryforward of approximately
$92,607 all of which will expire on
October 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value — See accompanying
schedule:
Unaffiliated issuers (cost $19,181,417)	$22,657,917
Affiliated Central Funds (cost $325,248)	325,248
Total Investments (cost $19,506,665)		$22,983,165
Receivable for investments sold		79,853
Receivable for fund shares sold		19,596
Dividends receivable		6,551
Interest receivable		720
Prepaid expenses		44
Receivable from investment adviser for expense
reductions		2,019
Other receivables		1,328
Total assets		23,093,276

Liabilities
Payable for investments purchased	$324,126
Accrued management fee	10,525
Distribution fees payable	11,397
Other affiliated payables	5,158
Other payables and accrued expenses	24,338
Total liabilities		375,544

Net Assets		$22,717,732
Net Assets consist of:
Paid in capital		$18,915,199
Accumulated net investment loss		(56,402)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		382,435
Net unrealized appreciation (depreciation) on
investments		3,476,500
Net Assets		$22,717,732

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($7,043,485 ÷ 548,423 shares)	$12.84
Maximum offering price per share (100/94.25 of $12.84)	$13.62
Class T:
Net Asset Value and redemption price per share
($5,892,767 ÷ 463,810 shares)	$12.71
Maximum offering price per share (100/96.50 of $12.71)	$13.17
Class B:
Net Asset Value and offering price per share
($4,045,720 ÷ 326,198 shares)A	$12.40
Class C:
Net Asset Value and offering price per share
($5,033,627 ÷ 405,879 shares)A	$12.40

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($702,133 ÷ 54,030 shares)	$13.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income

Dividends		$100,368
Interest		93
Income from affiliated Central Funds		4,941
Total income		105,402

Expenses
Management fee	$57,991
Transfer agent fees	24,808
Distribution fees	64,395
Accounting fees and expenses	4,216
Independent trustees’ compensation	39
Custodian fees and expenses	6,177
Registration fees	23,188
Audit	21,253
Legal	1,068
Miscellaneous	2,809
Total expenses before reductions	205,944
Expense reductions	(42,775)	163,169

Net investment income (loss)		(57,767)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	494,167
Foreign currency transactions	59
Total net realized gain (loss)		494,226
Change in net unrealized appreciation (depreciation) on
investment securities		1,602,038
Net gain (loss)		2,096,264
Net increase (decrease) in net assets resulting from
operations		$2,038,497

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(57,767)	$(66,699)
Net realized gain (loss)	494,226	787,255
Change in net unrealized appreciation (depreciation) .	1,602,038	1,327,407
Net increase (decrease) in net assets resulting
from operations	2,038,497	2,047,963
Share transactions -- net increase (decrease)	3,584,667	3,989,791
Total increase (decrease) in net assets	5,623,164	6,037,754

Net Assets
Beginning of period	17,094,568	11,056,814
End of period (including accumulated net investment
loss of $56,402 and undistributed net investment
income of $1,365, respectively)	$22,717,732	$17,094,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Financial Highlights — Class A

	Six months ended
	April 30, 2006			Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value,
beginning of period	$11.54	$9.71	$9.04	$7.70	$9.36	$10.00
Income from Investment
Operations
Net investment income
(loss)E	(.01)	—H	(.03)	(.01)	(.04)	—H
Net realized and unre-
alized gain (loss)	1.31	1.83	.70	1.35	(1.62)	(.64)
Total from investment
operations	1.30	1.83	.67	1.34	(1.66)	(.64)
Net asset value, end of
period	$12.84	$11.54	$9.71	$9.04	$7.70	$9.36
Total ReturnB,C,D	11.27%	18.85%	7.41%	17.40%	(17.74)%	(6.40)%
Ratios to Average Net AssetsG
Expenses before
reductions	1.64%A	1.99%	2.47%	2.94%	3.77%	8.02%A
Expenses net of fee
waivers, if any	1.25%A	1.30%	1.50%	1.50%	1.69%	1.75%A
Expenses net of all
reductions	1.22%A	1.24%	1.44%	1.46%	1.66%	1.69%A
Net investment income
(loss)	(.18)%A	(.04)%	(.26)%	(.07)%	(.45)%	(.26)%A
Supplemental Data
Net assets, end of
period (000 omitted)	$7,043	$3,593	$1,486	$1,281	$1,563	$918
Portfolio turnover rate	204%A	235%	234%	143%	147%	101%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 5, 2001 (commencement of operations) to October 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Highlights — Class T

	Six months ended
	April 30,2006			Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value,
beginning of period	$11.42	$ 9.63	$8.99	$7.68	$9.36	$10.00
Income from Investment
Operations
Net investment income
(loss)E	(.03)	(.03)	(.05)	(.03)	(.06)	(.01)
Net realized and unre-
alized gain (loss)	1.32	1.82	.69	1.34	(1.62)	(.63)
Total from investment
operations	1.29	1.79	.64	1.31	(1.68)	(.64)
Net asset value, end of
period	$12.71	$11.42	$9.63	$8.99	$7.68	$9.36
Total ReturnB,C,D	11.30%	18.59%	7.12%	17.06%	(17.95)%	(6.40)%
Ratios to Average Net AssetsG
Expenses before
reductions	1.91%A	2.27%	2.73%	3.24%	4.05%	8.22%A
Expenses net of fee
waivers, if any	1.50%A	1.56%	1.75%	1.75%	1.94%	2.00%A
Expenses net of all
reductions	1.47%A	1.50%	1.69%	1.71%	1.91%	1.94%A
Net investment income
(loss)	(.44)%A	(.30)%	(.52)%	(.32)%	(.71)%	(.51)%A
Supplemental Data
Net assets, end of
period (000 omitted)	$5,893	$5,364	$3,505	$3,544	$2,815	$914
Portfolio turnover rate	204%A	235%	234%	143%	147%	101%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 5, 2001 (commencement of operations) to October 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights — Class B

	Six months ended
	April 30, 2006			Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value,
beginning of period	$11.18	$9.48	$8.90	$7.64	$9.35	$10.00
Income from Investment
Operations
Net investment income
(loss)E	(.06)	(.09)	(.09)	(.07)	(.10)	(.02)
Net realized and unre-
alized gain (loss)	1.28	1.79	.67	1.33	(1.61)	(.63)
Total from investment
operations	1.22	1.70	.58	1.26	(1.71)	(.65)
Net asset value, end of
period	$12.40	$11.18	$9.48	$8.90	$7.64	$9.35
Total ReturnB,C,D	10.91%	17.93%	6.52%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net AssetsG
Expenses before
reductions	2.38%A	2.76%	3.23%	3.74%	4.57%	8.76%A
Expenses net of fee
waivers, if any	2.00%A	2.06%	2.25%	2.25%	2.44%	2.50%A
Expenses net of all
reductions	1.97%A	2.01%	2.19%	2.22%	2.41%	2.44%A
Net investment income
(loss)	(.94)%A	(.80)%	(1.01)%	(.82)%	(1.20)%	(1.01)%A
Supplemental Data
Net assets, end of
period (000 omitted)	$4,046	$3,443	$2,915	$2,452	$1,683	$827
Portfolio turnover rate	204%A	235%	234%	143%	147%	101%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 5, 2001 (commencement of operations) to October 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights — Class C

	Six months ended
	Arpil 30, 2006			Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value,
beginning of period	$11.18	$9.48	$8.90	$7.64	$9.35	$10.00
Income from Investment
Operations
Net investment income
(loss)E	(.06)	(.09)	(.09)	(.07)	(.11)	(.02)
Net realized and unre-
alized gain (loss)	1.28	1.79	.67	1.33	(1.60)	(.63)
Total from investment
operations	1.22	1.70	.58	1.26	(1.71)	(.65)
Net asset value, end of
period	$12.40	$11.18	$9.48	$8.90	$7.64	$9.35
Total ReturnB,C,D	10.91%	17.93%	6.52%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net AssetsG
Expenses before
reductions	2.36%A	2.75%	3.22%	3.72%	4.55%	8.71%A
Expenses net of fee
waivers, if any	2.00%A	2.05%	2.25%	2.25%	2.45%	2.50%A
Expenses net of all
reductions	1.97%A	2.00%	2.19%	2.22%	2.42%	2.45%A
Net investment income
(loss)	(.94)%A	(.80)%	(1.01)%	(.83)%	(1.21)%	(1.03)%A
Supplemental Data
Net assets, end of
period (000 omitted)	$5,034	$4,227	$3,002	$2,506	$2,104	$1,321
Portfolio turnover rate	204%A	235%	234%	143%	147%	101%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 5, 2001 (commencement of operations) to October 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Financial Highlights — Institutional Class

	Six months ended
	April 30, 2006			Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001E
Selected Per-Share Data
Net asset value,
beginning of period	$11.66	$9.79	$9.09	$7.73	$9.37	$10.00
Income from Investment
Operations
Net investment income
(loss)D	—G	.03	—G	.01	(.02)	—G
Net realized and unre-
alized gain (loss)	1.34	1.84	.70	1.35	(1.62)	(.63)
Total from investment
operations	1.34	1.87	.70	1.36	(1.64)	(.63)
Net asset value, end of
period	$13.00	$11.66	$9.79	$9.09	$7.73	$9.37
Total ReturnB,C	11.49%	19.10%	7.70%	17.59%	(17.50)%	(6.30)%
Ratios to Average Net AssetsF
Expenses before
reductions	1.36%A	1.70%	2.18%	2.71%	3.54%	7.70%A
Expenses net of fee
waivers, if any	1.00%A	1.03%	1.25%	1.25%	1.45%	1.50%A
Expenses net of all
reductions	97%A	.98%	1.19%	1.22%	1.42%	1.43%A
Net investment income
(loss)	06%A	.22%	(.01)%	.17%	(.21)%	—%A
Supplemental Data
Net assets, end of
period (000 omitted)	$702	$467	$150	$139	$752	$756
Portfolio turnover rate	204%A	235%	234%	143%	147%	101%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period September 5, 2001 (commencement of operations) to October 31, 2001.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of

Semiannual Report

24

1. Significant Accounting Policies - continued
Security Valuation - continued

the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned.

25 Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued
Investment Transactions and Income - continued

Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$3,810,260
Unrealized depreciation	(414,235)
Net unrealized appreciation (depreciation)	$3,396,025
Cost for federal income tax purposes	$19,587,140

Semiannual Report

26

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $24,067,448 and $20,659,377, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling

27 Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued
Distribution and Service Plan - continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$6,956	$230
Class T	25%	.25%	14,004	2,357
Class B	75%	.25%	19,638	15,893
Class C	75%	.25%	23,797	10,001

			$64,395	$28,481

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$13,730
Class T	1,674
Class B*	725
Class C*	480
$16,609

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

Semiannual Report

28

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

		% of
		Average
	Amount	Net Assets
Class A	$7,002	.25*
Class T	7,239	.26*
Class B	4,655	.24*
Class C	5,255	.22*
Institutional Class	657	.22*

	$24,808
* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $868 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $29 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

29 Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Class A	1.25%	$11,002
Class T	1.50%	11,495
Class B	2.00%	7,505
Class C	2.00%	8,612
Institutional Class	1.00%	1,054

		$39,668

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,107 for the period.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

30

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	303,257	175,656	$3,746,891	v2,003,926
Shares redeemed	(66,274)	(17,214)	(818,311)	(190,968)
Net increase (decrease) .	236,983	158,442	$2,928,580	$1,812,958
Class T
Shares sold	145,389	141,183	$1,779,418	$1,563,023
Shares redeemed	(151,435)	(35,147)	(1,837,179)	(386,846)
Net increase (decrease) .	(6,046)	106,036	$(57,761)	$1,176,177
Class B
Shares sold	51,418	53,938	$612,702	$589,782
Shares redeemed	(33,176)	(53,395)	(404,499)	(549,273)
Net increase (decrease) .	18,242	543	$208,203	$40,509
Class C
Shares sold	100,825	112,322	$1,219,431	$1,202,269
Shares redeemed	(73,084)	(50,755)	(888,540)	(523,627)
Net increase (decrease) .	27,741	61,567	$330,891	$678,642
Institutional Class
Shares sold	21,383	24,784	$266,471	$281,681
Shares redeemed	(7,451)	(16)	(91,717)	(176)
Net increase (decrease) .	13,932	24,768	$174,754	$281,505

31 Semiannual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	38,526,495.68	96.662
Withheld	1,330,367.98	3.338
TOTAL	39,856,863.66	100.000
Albert R. Gamper, Jr.
Affirmative	38,549,116.67	96.719
Withheld	1,307,746.99	3.281
TOTAL	39,856,863.66	100.000
Robert M. Gates
Affirmative	38,444,121.58	96.455
Withheld	1,412,742.08	3.545
TOTAL	39,856,863.66	100.000
George H. Heilmeier
Affirmative	38,215,635.07	95.882
Withheld	1,641,228.59	4.118
TOTAL	39,856,863.66	100.000
Edward C. Johnson 3d
Affirmative	38,083,133.54	95.550
Withheld	1,773,730.12	4.450
TOTAL	39,856,863.66	100.000
Stephen P. Jonas
Affirmative	38,512,288.88	96.626
Withheld	1,344,574.78	3.374
TOTAL	39,856,863.66	100.000
Marie L. Knowles
Affirmative	38,395,290.24	96.333
Withheld	1,461,573.42	3.667
TOTAL	39,856,863.66	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	38,552,082.98	96.726
Withheld	1,304,780.68	3.274
TOTAL	39,856,863.66	100.000

William O. McCoy
Affirmative	38,027,830.17	95.411
Withheld	1,829,033.49	4.589
TOTAL	39,856,863.66	100.000

Robert L. Reynolds
Affirmative	38,563,323.47	96.755
Withheld	1,293,540.19	3.245
TOTAL	39,856,863.66	100.000

Cornelia M. Small
Affirmative	38,536,118.98	96.686
Withheld	1,320,744.68	3.314
TOTAL	39,856,863.66	100.000

William S. Stavropoulos
Affirmative	37,932,993.11	95.173
Withheld	1,923,870.55	4.827
TOTAL	39,856,863.66	100.000

Kenneth L. Wolfe
Affirmative	38,211,813.38	95.873
Withheld	1,645,050.28	4.127
TOTAL	39,856,863.66	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report 32

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Tax Managed Stock Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

33 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

34

35 Semiannual Report

Semiannual Report

36

37 Semiannual Report

Semiannual Report

38

39 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub-Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank and Trust Company
Quincy, MA

ATMSI-USAN-0606 1.784908.103

Fidelity® Tax Managed Stock Fund

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	15	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	19	Notes to the financial statements.
Proxy Voting Results	24
Board Approval of	25
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis-
sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quar-
ters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Refer-
ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold-
ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)
Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time-tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding — of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long-term success. The right mix of stocks, bonds and cash —aligned to your particular risk tolerance and investment objective — is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities — which historically have been the best performing asset class over time — is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle — investing regularly — can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy — known as dollar cost averaging — also reduces unconstruc-tive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Actual	$1,000.00	$1,115.50	$4.77
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,020.28	$4.56

* Expenses are equal to the Fund’s annualized expense ratio of .91%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Altria Group, Inc.	3.2	1.2
Bank of America Corp.	3.1	3.0
Hewlett-Packard Co.	2.4	2.3
Amgen, Inc.	2.3	0.0
JCPenney Co., Inc.	2.3	2.2
Countrywide Financial Corp.	2.2	2.0
ConocoPhillips	2.2	2.7
Valero Energy Corp.	2.1	2.6
Sprint Nextel Corp.	2.1	2.1
TXU Corp.	2.1	2.6
	24.0
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	17.6	20.9
Information Technology	16.9	11.7
Consumer Discretionary	14.5	13.9
Energy	11.7	13.3
Industrials	11.6	14.8

5 Semiannual Report

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 98.9%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 14.5%
Auto Components – 0.5%
BorgWarner, Inc.	2,900	$176,117
TRW Automotive Holdings Corp. (a)	6,900	153,042
		329,159
Distributors – 0.5%
Building Material Holding Corp.	9,800	327,516
Diversified Consumer Services – 0.4%
Alderwoods Group, Inc. (a)	3,800	72,428
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	5,600	167,944
		240,372
Hotels, Restaurants & Leisure – 3.3%
Domino’s Pizza, Inc.	6,200	163,246
Isle of Capri Casinos, Inc. (a)	10,700	333,840
McDonald’s Corp.	38,400	1,327,488
Pinnacle Entertainment, Inc. (a)	6,200	169,260
Vail Resorts, Inc. (a)	5,800	218,080
		2,211,914
Household Durables – 2.7%
Beazer Homes USA, Inc.	4,200	242,046
D.R. Horton, Inc.	6,600	198,132
KB Home	9,300	572,601
Lennar Corp. Class A	2,600	142,818
Pulte Homes, Inc.	13,700	511,695
Standard Pacific Corp.	5,600	177,576
		1,844,868
Internet & Catalog Retail – 0.4%
NutriSystem, Inc. (a)	4,200	285,012
Multiline Retail – 4.4%
Family Dollar Stores, Inc.	6,600	165,000
JCPenney Co., Inc.	23,500	1,538,310
Nordstrom, Inc.	32,800	1,257,224
		2,960,534
Specialty Retail – 1.5%
Circuit City Stores, Inc.	6,900	198,375
Dress Barn, Inc. (a)	10,800	273,132
RONA, Inc. (a)	8,400	173,259
Sports Authority, Inc. (a)	5,100	189,516
The Pantry, Inc. (a)	2,600	172,094
		1,006,376

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Common Stocks – continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – 0.8%
VF Corp.	5,800	$354,902
Warnaco Group, Inc. (a)	7,400	164,872
		519,774

TOTAL CONSUMER DISCRETIONARY		9,725,525

CONSUMER STAPLES – 5.9%
Food & Staples Retailing – 2.0%
Kroger Co.	32,000	648,320
Safeway, Inc.	27,000	678,510
		1,326,830
Household Products – 0.2%
Spectrum Brands, Inc. (a)	8,500	140,675
Tobacco – 3.7%
Altria Group, Inc.	29,900	2,187,484
Loews Corp. – Carolina Group	6,800	348,432
		2,535,916

TOTAL CONSUMER STAPLES		4,003,421

ENERGY – 11.7%
Energy Equipment & Services – 1.1%
Atwood Oceanics, Inc. (a)	3,400	181,390
Lone Star Technologies, Inc. (a)	3,800	201,438
Maverick Tube Corp. (a)	5,900	321,078
		703,906
Oil, Gas & Consumable Fuels – 10.6%
Amerada Hess Corp.	9,500	1,361,065
Apache Corp.	2,500	177,600
ConocoPhillips	22,122	1,479,962
Devon Energy Corp.	4,800	288,528
Giant Industries, Inc. (a)	5,500	395,340
Marathon Oil Corp.	9,500	753,920
OMI Corp.	24,800	478,144
Overseas Shipholding Group, Inc.	3,500	170,905
Quicksilver Resources, Inc. (a)	6,300	261,072

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Tesoro Corp.	5,100	$356,592
Valero Energy Corp.	22,200	1,437,228
		7,160,356

TOTAL ENERGY		7,864,262

FINANCIALS – 17.6%
Capital Markets – 1.3%
Lehman Brothers Holdings, Inc.	5,800	876,670
Commercial Banks – 3.1%
Bank of America Corp.	41,400	2,066,688
Consumer Finance – 0.5%
CompuCredit Corp. (a)	9,000	359,550
Diversified Financial Services – 1.0%
CIT Group, Inc.	12,500	675,125
Insurance – 7.0%
ACE Ltd.	13,200	733,128
Allstate Corp.	7,400	418,026
American Equity Investment Life Holding Co.	13,200	178,992
Hartford Financial Services Group, Inc.	10,400	956,072
MetLife, Inc.	16,200	844,020
Platinum Underwriters Holdings Ltd.	5,000	137,850
The St. Paul Travelers Companies, Inc.	27,400	1,206,422
W.R. Berkley Corp.	6,525	244,166
		4,718,676
Thrifts & Mortgage Finance – 4.7%
Countrywide Financial Corp.	36,821	1,497,142
Fannie Mae	12,600	637,560
FirstFed Financial Corp., Delaware (a)	2,900	182,381
Fremont General Corp.	6,700	149,008
MGIC Investment Corp.	5,000	353,500
Radian Group, Inc.	5,700	357,504
		3,177,095

TOTAL FINANCIALS		11,873,804

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks – continued
	Shares	Value (Note 1)

HEALTH CARE – 10.0%
Biotechnology – 2.8%
Amgen, Inc. (a)	23,100	$1,563,870
Biogen Idec, Inc. (a)	7,100	318,435
		1,882,305
Health Care Equipment & Supplies – 1.4%
Baxter International, Inc.	16,100	606,970
Becton, Dickinson & Co.	5,300	334,112
		941,082
Health Care Providers & Services – 2.3%
CIGNA Corp.	12,100	1,294,700
Health Net, Inc. (a)	6,800	276,760
		1,571,460
Pharmaceuticals – 3.5%
Alpharma, Inc. Class A	5,700	149,625
King Pharmaceuticals, Inc. (a)	19,000	330,410
Merck & Co., Inc.	39,200	1,349,264
Pfizer, Inc.	19,800	501,534
		2,330,833

TOTAL HEALTH CARE		6,725,680

INDUSTRIALS – 11.6%
Aerospace & Defense – 1.5%
AAR Corp. (a)	12,800	341,504
Ceradyne, Inc. (a)	6,000	318,000
Raytheon Co.	7,400	327,598
		987,102
Airlines – 0.8%
AMR Corp. (a)	13,700	337,568
Continental Airlines, Inc. Class B (a)	8,800	229,152
		566,720
Building Products – 0.5%
Masco Corp.	10,800	344,520
Commercial Services & Supplies – 1.2%
Kforce, Inc. (a)	13,700	192,485
Manpower, Inc.	3,000	195,450
The Geo Group, Inc. (a)	6,300	225,792
West Corp. (a)	4,600	213,072
		826,799

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Electrical Equipment – 0.3%
Energy Conversion Devices, Inc. (a)	3,500	$175,035
Industrial Conglomerates – 1.6%
Tyco International Ltd.	32,700	861,645
Walter Industries, Inc.	3,000	198,990
		1,060,635
Machinery – 4.4%
AGCO Corp. (a)	8,800	208,296
Cummins, Inc.	7,000	731,500
Deere & Co.	12,100	1,062,138
FreightCar America, Inc.	2,500	167,250
Ingersoll-Rand Co. Ltd. Class A	7,800	341,250
PACCAR, Inc.	3,200	230,176
Terex Corp. (a)	2,300	199,065
		2,939,675
Road & Rail – 0.8%
Con-way, Inc.	3,200	178,304
P.A.M. Transportation Services, Inc. (a)	8,800	237,600
YRC Worldwide, Inc. (a)	3,500	147,000
		562,904
Trading Companies & Distributors – 0.5%
BlueLinx Corp.	11,200	169,680
UAP Holding Corp.	7,300	150,818
		320,498

TOTAL INDUSTRIALS		7,783,888

INFORMATION TECHNOLOGY – 16.9%
Communications Equipment – 1.8%
Motorola, Inc.	56,200	1,199,870
Computers & Peripherals – 8.2%
Apple Computer, Inc. (a)	11,500	809,485
Hewlett-Packard Co.	49,800	1,617,006
International Business Machines Corp.	16,200	1,333,908
Komag, Inc. (a)	8,800	369,952
Seagate Technology	12,100	321,376
Western Digital Corp. (a)	51,200	1,077,248
		5,528,975
Electronic Equipment & Instruments – 0.7%
Arrow Electronics, Inc. (a)	5,700	206,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks – continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Avnet, Inc. (a)	7,700	$201,355
Global Imaging Systems, Inc. (a)	1,700	63,495
Photon Dynamics, Inc. (a)	800	15,240
		486,430
Internet Software & Services – 2.2%
Digital River, Inc. (a)	4,500	195,930
Google, Inc. Class A (sub. vtg.) (a)	3,100	1,295,614
		1,491,544
IT Services – 0.7%
Accenture Ltd. Class A	10,500	305,235
Ceridian Corp. (a)	6,500	157,495
		462,730
Semiconductors & Semiconductor Equipment – 1.9%
Atmel Corp. (a)	39,800	208,552
Conexant Systems, Inc. (a)	55,900	197,886
Lam Research Corp. (a)	14,700	718,536
SiRF Technology Holdings, Inc. (a)	4,300	146,845
		1,271,819
Software – 1.4%
Informatica Corp. (a)	11,400	175,218
McAfee, Inc. (a)	28,900	754,001
		929,219

TOTAL INFORMATION TECHNOLOGY		11,370,587

MATERIALS – 4.7%
Chemicals – 1.4%
Arch Chemicals, Inc.	5,700	167,922
Ashland, Inc.	6,500	427,830
Eastman Chemical Co.	6,300	342,405
		938,157
Containers & Packaging – 0.2%
Owens-Illinois, Inc. (a)	9,600	175,488
Metals & Mining – 3.1%
Allegheny Technologies, Inc.	3,800	263,492
Carpenter Technology Corp.	1,800	214,110
IPSCO, Inc.	5,300	546,971
Phelps Dodge Corp.	2,200	189,618
Quanex Corp.	3,900	166,764

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (Note 1)

MATERIALS – continued
Metals & Mining – continued
Reliance Steel & Aluminum Co.	3,600	$320,220
United States Steel Corp.	5,400	369,900
		2,071,075

TOTAL MATERIALS		3,184,720

TELECOMMUNICATION SERVICES – 2.1%
Wireless Telecommunication Services – 2.1%
Sprint Nextel Corp.	56,836	1,409,533
UTILITIES – 3.9%
Electric Utilities – 0.5%
Edison International	8,600	347,526
Gas Utilities – 0.2%
SEMCO Energy, Inc. (a)	28,200	152,280
Independent Power Producers & Energy Traders – 2.8%
AES Corp. (a)	26,400	448,008
TXU Corp.	28,300	1,404,529
		1,852,537
Multi-Utilities – 0.4%
CMS Energy Corp. (a)	21,200	282,384

TOTAL UTILITIES		2,634,727

TOTAL COMMON STOCKS
(Cost $54,982,898)		66,576,147

U.S. Treasury Obligations — 0.1%
	Principal
	Amount
U.S. Treasury Bills, yield at date of purchase 4.54%
6/8/06 (c)
(Cost $49,757)	$50,000	49,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Money Market Funds — 1.3%
		Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)
(Cost $882,147)		882,147	$882,147
TOTAL INVESTMENT PORTFOLIO – 100.3%
(Cost $55,914,802)			67,508,056

NET OTHER ASSETS – (0.3)%			(204,129)
NET ASSETS – 100%			$67,303,927

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased
Equity Index Contracts
1 S&P 500 Index Contract	June 2006	$328,975	$5,920

The face value of futures purchased as a percentage of net assets – 0.5%

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.
(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $49,762.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) - continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,262

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $19,753,469 of which $6,716,587, $12,580,339 and $456,543 will expire on October 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value — See accompanying
schedule:
Unaffiliated issuers (cost $55,032,655)	$66,625,909
Affiliated Central Funds (cost $882,147)	882,147
Total Investments (cost $55,914,802)		$67,508,056
Receivable for investments sold		241,896
Receivable for fund shares sold		25,253
Dividends receivable		20,085
Interest receivable		2,902
Receivable for daily variation on futures contracts		200
Prepaid expenses		167
Other receivables		4,174
Total assets		67,802,733

Liabilities
Payable for investments purchased	$382,879
Payable for fund shares redeemed	47,631
Accrued management fee	31,511
Other affiliated payables	9,841
Other payables and accrued expenses	26,944
Total liabilities		498,806

Net Assets		$67,303,927
Net Assets consist of:
Paid in capital		$72,995,423
Distributions in excess of net investment income		(52,121)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(17,238,548)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		11,599,173
Net Assets, for 4,989,717 shares outstanding		$67,303,927
Net Asset Value, offering price and redemption price per
share ($67,303,927 ÷ 4,989,717 shares)		$13.49

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements - continued

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$314,159
Interest		1,369
Income from affiliated Central Funds		20,262
Total income		335,790

Expenses
Management fee	$179,921
Transfer agent fees	45,902
Accounting fees and expenses	11,921
Independent trustees’ compensation	124
Custodian fees and expenses	6,791
Registration fees	10,190
Audit	21,628
Legal	5,222
Miscellaneous	6,557
Total expenses before reductions	288,256
Expense reductions	(9,986)	278,270

Net investment income (loss)		57,520
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,487,609
Foreign currency transactions	(726)
Futures contracts	63,865
Total net realized gain (loss)		2,550,748
Change in net unrealized appreciation (depreciation) on:
Investment securities	4,086,663
Assets and liabilities in foreign currencies	(1)
Futures contracts	(7,580)
Total change in net unrealized appreciation
(depreciation)		4,079,082
Net gain (loss)		6,629,830
Net increase (decrease) in net assets resulting from
operations		$6,687,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,520	$186,720
Net realized gain (loss)	2,550,748	3,731,737
Change in net unrealized appreciation (depreciation) .	4,079,082	5,427,862
Net increase (decrease) in net assets resulting
from operations	6,687,350	9,346,319
Distributions to shareholders from net investment income .	(237,099)	(145,359)
Share transactions
Proceeds from sales of shares	6,736,879	6,463,516
Reinvestment of distributions	211,672	129,471
Cost of shares redeemed	(3,269,397)	(8,550,841)
Net increase (decrease) in net assets resulting from
share transactions	3,679,154	(1,957,854)
Redemption fees	7,133	3,760
Total increase (decrease) in net assets	10,136,538	7,246,866

Net Assets
Beginning of period	57,167,389	49,920,523
End of period (including distributions in excess of net
investment income of $52,121 and undistributed net
investment income of $127,458, respectively)	$67,303,927	$57,167,389

Other Information
Shares
Sold	517,684	543,625
Issued in reinvestment of distributions	16,537	11,856
Redeemed	(252,013)	(746,363)
Net increase (decrease)	282,208	(190,882)

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value,
beginning of period .	$12.14	$10.19	$9.47	$8.07	$9.73	$13.13
Income from Investment
Operations
Net investment in-
come (loss)D	01.04		.03	.03	.03	.03
Net realized and un-
realized gain (loss)	1.39	1.94	.73	1.40	(1.69)	(3.46)
Total from investment
operations	1.40	1.98	.76	1.43	(1.66)	(3.43)
Distributions from net
investment income	(.05)	(.03)	(.04)	(.04)	(.04)	—
Redemption fees added
to paid in capitalD	—F	—F	—F	.01	.04	.03
Net asset value, end of
period	$13.49	$12.14	$10.19	$9.47	$8.07	$9.73
Total ReturnB,C	11.55%	19.46%	8.00%	17.92%	(16.79)%	(25.89)%
Ratios to Average Net AssetsE
Expenses before
reductions	91%A	.91%	.95%	1.00%	.92%	.88%
Expenses net of fee
waivers, if any	91%A	.91%	.95%	1.00%	.92%	.88%
Expenses net of all
reductions	88%A	.86%	.89%	.98%	.89%	.86%
Net investment
income (loss)	18%A	.35%	.28%	.41%	.29%	.28%
Supplemental Data
Net assets, end of
period (000
omitted)	$67,304	$57,167	$49,921	$55,120	$58,265	$89,692
Portfolio turnover
rate	144%A	179%	182%	84%	105%	87%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

19 Semiannual Report

Notes to Financial Statements (Unaudited) - continued
1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

20

1. Significant Accounting Policies - continued
Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$12,586,724
Unrealized depreciation	$(1,164,664)
Net unrealized appreciation (depreciation)	$11,422,060
Cost for federal income tax purposes	$56,085,996

Trading (Redemption) Fees. Shares held in the fund less than two years are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the

21 Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued
Futures Contracts - continued

contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $49,223,717 and $44,912,520, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

22

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,647 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $92 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $9,986 for the period.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

23 Semiannual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	38,526,495.68	96.662
Withheld	1,330,367.98	3.338
TOTAL	39,856,863.66	100.000
Albert R. Gamper, Jr.
Affirmative	38,549,116.67	96.719
Withheld	1,307,746.99	3.281
TOTAL	39,856,863.66	100.000
Robert M. Gates
Affirmative	38,444,121.58	96.455
Withheld	1,412,742.08	3.545
TOTAL	39,856,863.66	100.000
George H. Heilmeier
Affirmative	38,215,635.07	95.882
Withheld	1,641,228.59	4.118
TOTAL	39,856,863.66	100.000
Edward C. Johnson 3d
Affirmative	38,083,133.54	95.550
Withheld	1,773,730.12	4.450
TOTAL	39,856,863.66	100.000
Stephen P. Jonas
Affirmative	38,512,288.88	96.626
Withheld	1,344,574.78	3.374
TOTAL	39,856,863.66	100.000
Marie L. Knowles
Affirmative	38,395,290.24	96.333
Withheld	1,461,573.42	3.667
TOTAL	39,856,863.66	100.000

Ned C. Lautenbach
Affirmative	38,552,082.98	96.726
Withheld	1,304,780.68	3.274
TOTAL	39,856,863.66	100.000

William O. McCoy
Affirmative	38,027,830.17	95.411
Withheld	1,829,033.49	4.589
TOTAL	39,856,863.66	100.000

Robert L. Reynolds
Affirmative	38,563,323.47	96.755
Withheld	1,293,540.19	3.245
TOTAL	39,856,863.66	100.000

Cornelia M. Small
Affirmative	38,536,118.98	96.686
Withheld	1,320,744.68	3.314
TOTAL	39,856,863.66	100.000

William S. Stavropoulos
Affirmative	37,932,993.11	95.173
Withheld	1,923,870.55	4.827
TOTAL	39,856,863.66	100.000

Kenneth L. Wolfe
Affirmative	38,211,813.38	95.873
Withheld	1,645,050.28	4.127
TOTAL	39,856,863.66	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report 24

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax Managed Stock Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

26

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

27 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.
Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ
California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73-575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO
Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
Delaware
222 Delaware Avenue
Wilmington, DE
Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL
Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
Indiana
4729 East 82nd Street
Indianapolis, IN
Kansas
5400 College Boulevard
Overland Park, KS
Maine
Three Canal Plaza
Portland, ME
Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD
Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA
Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI
Minnesota
7600 France Avenue South
Edina, MN

Semiannual Report 28

Missouri
8885 Ladue Road
Ladue, MO
Nevada
2225 Village Walk Drive
Henderson, NV
New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ
New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
North Carolina
4611 Sharon Road
Charlotte, NC
Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR
Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA
Rhode Island
47 Providence Place
Providence, RI
Tennessee
6150 Poplar Avenue
Memphis, TN
Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX
Utah
215 South State Street
Salt Lake City, UT
Virginia
1861 International Drive
McLean, VA
Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC 1900 K Street, N.W. Washington, DC Wisconsin 595 North Barker Road Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

29 Semiannual Report

29

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015
Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015
General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015
General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report 30

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub-Advisers
FMR Co., Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Management & Research
(U.K.) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank and Trust Company
Quincy, MA
The Fidelity Telephone Connection
Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®)(automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

TMG-USAN-0606 1.784909.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Beacon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 14, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 14, 2006